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            Annual Notice of Securities Sold Pursuant to Rule 24F-2


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington,  D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instruction at end of Form before preparing Form.

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1.   Name and address of issuer: Paragon Life Insurance Company 100 South
     Brentwood St. Louis, MO 63105
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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [_]

American Funds Insurance Series--Cash Management Fund, American
Insurance Series--High-Yield Bond Fund, American Funds Insurance Series-- Growth Income Fund, American Funds Insurance Series--Growth Fund, American Funds Insurance Series--U.S. Govt/AAA-Rated Fund, American Funds Insurance Series--Asset Allocation Fund, American Funds Insurance Series-- International Fund, American Funds Insurance Series--Global Growth Fund, American Funds Insurance Series--Bond Fund, American Funds Insurance Series--Global Small Capitalization, Fidelity Investments VIP--Equity Income, Fidelity Investments VIP Fund--Index 500, Fidelity Investments VIP Fund--Contrafund, Fidelity Investments VIP III Fund--Mid Cap, MFS Variable Insurance Trust--Emerging Growth Series, MFS Variable Insurance Trust, Total Return Series, MFS Variable Insurance Trust--New Discovery Series.

3.    Investment Company Act File Number:  811-5382

      Securities Act File Number:   33-27242

4(a). Last day of year for which this Form is filed:   12/31/2002

4(b). [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [_] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal year pursuant to
      section 24(f):                                                                                        $ 13,207,828
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(ii)  Aggregate price of securities redeemed or repurchased
      during the fiscal year:                                                               $13,170,493
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(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
      October 11, 1995 that were not previously used to reduce
      registration fees payable to the Commission:                                          $ 2,597,189
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(iv)  Total available redemption credits [add Items 5(ii)
      and 5(iii)]:                                                                                          $ 15,767,682
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(v)    Net sales - if Item 5(i) is greater than Item 5(iv)
       [subtract Item 5(iv) from Item 5(i)]:                                                               $  0
                                                                                                           ----------

(vi)   Redemption credits available for use in future years                                    $2,559,854
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       - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)
         from Item 5(i)]:

(vii)  Multiplier for determining registration fee (See Instruction C.9):                                  x .0000809
                                                                                                             --------

(viii) Registration fee due [multiply Item 5(v) by Item
       5(vii)] (enter "0" if no fee is due):                                                               =$  0
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6.   Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 If there is a number of shares or
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other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0
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7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                                                           +$     0
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8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:                                                                                 =$     0
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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository: March 25, 2003

          Method of Delivery:

                            [x] Wire Transfer

                            [_] Mail or other means

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
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By (Signature and Title)*                    MATTHEW K. DUFFY

                                             Matthew K. Duffy, Vice President and Chief Financial Officer
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Date March 27, 2003
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 *Please print the name and title of the signing officer below the signature.